Shareholder Report, Line Graph (Details) 195853_Tema S-P 500 Historical Weight ETF Strategy_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 01, 2025	Feb. 28, 2026
Tema S&P 500® Historical Weight ETF Strategy
Account Value [Line Items]
Line Graph and Table Measure Name		Tema S&P 500® Historical Weight ETF Strategy NAV
Accumulated Value	$ 10,000	$ 12,238
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Accumulated Value	$ 10,000	$ 12,398